Shareholders' equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Net profit	€ 3	€ 7	€ (595)
Shareholders' equity	49	49
EniPower Mantova SpA [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Net profit	4	5
Shareholders' equity	23	21
Adriaplin Doo [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Net profit	2	2
Shareholders' equity	14	13
Serfactoring SpA [Member]
DisclosureOfClassesOfShareCapitalExplanatoryLineItems [Line Items]
Net profit	(3)
Shareholders' equity	€ 12	€ 15